Hartford Multifactor Emerging Markets ETF Investment Strategy - Hartford Multifactor Emerging Markets ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Hartford Multifactor Emerging Markets Equity Index (LROEMX) (the “Index”), which is designed to balance risks and opportunities within equity markets of emerging economies while emphasizing constituents exhibiting a favorable combination of factor characteristics. The Index methodology seeks to enhance return potential available from investment in emerging market companies while reducing volatility by up to 15% compared to that of a capitalization-weighted universe of emerging market companies over a complete market cycle through the Index construction process. The Index is comprised of securities of issuers located in emerging markets. The Index methodology seeks to enhance return potential through multifactor stock selection while applying a comprehensive risk framework to overall Index construction. The rules-based, proprietary methodology utilizes an optimization process to help achieve the desired composition and targeted characteristics, including reduced volatility, relative sector, country and size constraints and positive value, momentum, and quality relative factor scores at the portfolio level. Each equity security must be within the top 85% of the applicable country’s market capitalization and have an average daily trading volume with an equivalent value of $1 million or more. As of September 30, 2025, the approximate market capitalization range of components of the Index was $714 million to $1.6 trillion. The Index’s components are adjusted twice annually, with a reconstitution and rebalance occurring in March and September. The Index was established on June 28, 2019. The Index is expected to typically include 250-350 components. The components of the Index, the number of components and the degree to which these components represent certain industries, may change over time. The Index, developed by Lattice, seeks to address identified risks within its asset class. For example, country, company, and currency concentrations, valuation insensitivity, and other unmanaged risk factors may be addressed through the index management process. The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but may also reduce some of the risks of active management, such as over concentration in individual countries or securities. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The Fund generally invests at least 80% of its assets in securities of the Index and in depositary receipts (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)) representing securities of the Index. The Fund may invest the remainder of its assets in certain derivative instruments that may not be included in the Index, cash and cash equivalents, including money market funds, as well as in securities that are not included in the Index but that the sub-adviser believes will help the Fund track the Index. Emerging markets are considered to be those countries with economies exhibiting growing liquidity, increasing stability and infrastructure which are not yet considered to be developed markets. To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will do so in approximately the same amount as the Index. The Index is sponsored by Lattice. Lattice determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is calculated and distributed by Solactive AG. Additional information on the Index can be found at hartfordfunds.com.